Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2022	Oct. 31, 2021
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 143,766	$ 139,240
Investment securities	154,549	145,484
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	12,651	13,124
Investment securities	13,103	13,542
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,916	$ 2,592